Annual Fund Operating Expenses	Aug. 01, 2026
Aspiriant Risk-Managed Equity Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.66%	[1]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Aspiriant Risk-Managed Equity Allocation Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[3]
Distribution and Service (12b-1) Fees	0.25%	[3]
Other Expenses (as a percentage of Assets):	0.18%	[3]
Acquired Fund Fees and Expenses	0.66%	[1],[3]
Expenses (as a percentage of Assets)	1.33%	[3]
Fee Waiver or Reimbursement	(0.13%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.20%	[3]
Aspiriant Risk-Managed Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.11%	[4]
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	0.45%
Aspiriant Defensive Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	5.15%	[6]
Expenses (as a percentage of Assets)	5.43%
Fee Waiver or Reimbursement	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	5.35%
Aspiriant Risk-Managed Taxable Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.85%	[8]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.23%)	[9]
Net Expenses (as a percentage of Assets)	1.11%

[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and administrative services fee from 0.10% to 0.05% through July 31, 2027. Each arrangement may be terminated only by the Trust’s Board of Trustees.
[3]	Estimated for current fiscal year.
[4]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% and administrative services fee from 0.10% to 0.04% through July 31, 2027. Each arrangement may be terminated only by the Trust’s Board of Trustees.
[6]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.02% through July 31, 2027. This arrangement may be terminated only by the Trust’s Board of Trustees.
[8]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[9]	The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% and administrative services fee from 0.10% to 0.04% through July 31, 2027. Each arrangement may be terminated only by the Trust’s Board of Trustees.